Transactions with Related Parties, Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2016 USD ($) Installment Amendment $ / shares	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jun. 16, 2016 USD ($)	Sep. 07, 2015 USD ($) $ / shares	Mar. 12, 2015 USD ($)
Applicable Limit [Abstract]
Beginning balance	$ 178,447
Additions	9,400		$ 4,000
Ending balance	177,997	$ 178,447		$ 178,447
Accumulated Deficit [Abstract]
Amortization (Note 12)	376		89
Debt [Abstract]
Beginning balance	103
Ending balance	249	103		103
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF			4,000
Intrinsic value of BCF	9,400
Unsecured Convertible Promissory Note [Member]
Applicable Limit [Abstract]
Beginning balance	4,000	4,000	0	0
Additions			4,000
Ending balance	4,000	4,000	4,000	4,000
Debt Discount [Abstract]
Beginning balance	(4,000)	(4,000)	0	0
Additions			(4,000)
Ending balance	(4,000)	(4,000)	(4,000)	(4,000)
Accumulated Deficit [Abstract]
Beginning balance	103	89	0	0
Amortization (Note 12)	146	214	89
Partial extinguishment of debt		(200)		(200)
Ending balance	249	103	89	103
Debt [Abstract]
Beginning balance	103	89	0	0
Amortization (Note 12)	146	214	89
Partial extinguishment of debt		(200)
Ending balance	249	103	89	103
Additional Paid-in Capital [Abstract]
Beginning balance	3,800		0	0
Intrinsic value of BCF				4,000
Consideration allocated to repurchase of BCF		(200)		(200)
Ending balance	3,800	3,800		3,800
Unsecured Revolving Convertible Promissory Note [Member]
Applicable Limit [Abstract]
Beginning balance	11,765	0	0	0
Additions	9,400	11,765
Ending balance	21,165	11,765	0	11,765
Debt Discount [Abstract]
Beginning balance	(11,765)	0	0	0
Additions	(9,400)	(11,765)
Ending balance	(21,165)	(11,765)	0	(11,765)
Accumulated Deficit [Abstract]
Beginning balance	31	0	0	0
Amortization (Note 12)	230	31
Ending balance	261	31	0	31
Debt [Abstract]
Beginning balance	31	0	0	0
Amortization (Note 12)	230	31
Ending balance	261	31	0	31
Additional Paid-in Capital [Abstract]
Beginning balance	11,765		$ 0	0
Intrinsic value of BCF				11,765
Intrinsic value of BCF	9,400
Ending balance	$ 21,165	$ 11,765		$ 11,765
Jelco Delta Holding Corp [Member] | Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes							$ 4,000
Number of consecutive payment installments | Installment	10
Frequency of periodic payment	Semi-annual
Installment payment	$ 200
Balloon payment	$ 2,000
Maturity date	Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90
Jelco Delta Holding Corp [Member] | Unsecured Convertible Promissory Note [Member] | Maximum [Member]
Convertible Promissory Notes [Abstract]
Number of consecutive payment installments that can be deferred | Installment	3
Jelco Delta Holding Corp [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares						$ 0.90
Additional Paid-in Capital [Abstract]
Maximum principal amount available to be drawn					$ 21,165	$ 6,765
Decrease in Applicable Limit					$ (3,100)	$ (1,000)
Number of amendments | Amendment	7
Jelco Delta Holding Corp [Member] | Unsecured Revolving Convertible Promissory Note [Member] | Maximum [Member]
Additional Paid-in Capital [Abstract]
Tenor of note	5 years